Investments in Associates and Joint Ventures - Summary of Income from Equity Interests in Associates and Joint Ventures (Detail) - ARS ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Net profit / (loss) for the year		$ 12,672	$ (28,379)	$ 4,426
Other comprehensive income	[1]	21,917	27,414	43,758
Comprehensive income / (loss) for the year		34,589	(965)	48,184
Joint Ventures [member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Net profit / (loss) for the year		885	363	(3)
Other comprehensive income		628	566	949
Comprehensive income / (loss) for the year		1,513	929	946
Associates [member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Net profit / (loss) for the year		543	225	321
Other comprehensive income		34	35	50
Comprehensive income / (loss) for the year		$ 577	$ 260	$ 371

[1]	Entirely assigned to the parent company's shareholders.